Presentation of the Financial Statements and Accounting Practices - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Disclosure of basis of preparation of financial statements [line items]
Reclassified from retained earnings to the financial instrument reserve						$ 1,300
Revenue	$ 3,771,100	$ 5,462,600	[1]	$ 5,071,100	[1]
Gross Profit	477,600	795,500	[1]	768,000	[1]
Operating profit before financial income	$ (323,400)	(77,000)	[1]	35,300	[1]
Previously Reported [Member]
Disclosure of basis of preparation of financial statements [line items]
Revenue		2,844,500		2,943,400
Gross Profit		437,300		569,800
Operating profit before financial income		85,300		318,300
Net income (loss) of the discontinued operations		(111,800)		90,100
Expected credit losses		600		1,500
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period	3 years
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period	6 years
Low value assets leases individual amount	$ 5
Computer software [member]
Disclosure of basis of preparation of financial statements [line items]
Description on tenure of benefits derived from intangible assets	Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
Employee profit sharing plan [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of total amount of profit sharing equally divided to employees	50.00%
Employee profit sharing plan [member] | Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage Of Employee Profit Sharing Of Monthly Compensation Of Each Employee Upon Fulfillment Of Targets	16.50%
Employee profit sharing plan [member] | Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage Of Employee Profit Sharing Of Monthly Compensation Of Each Employee Upon Fulfillment Of Targets	33.00%
Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Nominal rate of current income tax	34.00%
Percentage of income tax rate	25.00%
Percentage of social contribution on net income	9.00%
Revenue	$ 383,000	$ 603,300		$ 442,500
Embraer S.A [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations	25.00%

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).